UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2018

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

Congress SMid Core Opportunity Fund
(formerly known as the Congress All Cap Opportunity Fund)

SEMI-ANNUAL REPORT

April 30, 2018

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	4
Schedules of Investments
Congress Large Cap Growth Fund	5
Congress Mid Cap Growth Fund	7
Congress Small Cap Growth Fund	8
Congress SMid Core Opportunity Fund	9
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	16
Notes to Financial Statements	24
Expense Examples	30
Additional Information	32
Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
November 1, 2017 - April 30, 2018

Dear Shareholders:

General Market Commentary:

The fiscal period covered by this letter covers the last two months of 2017 and the first four months of 2018.  Investors enjoyed a tranquil market through January of this year bolstered by the anticipated beneficial results of the tax reform package passed late in 2017.  A long period of tranquility ended, however, in February as global trade issues came to the fore and the Federal Reserve Bank continued its tapering program leading to higher interest rates.  The stock market was decidedly more volatile during the last three months.  For the period, the broad market as measured by the S&P 500® Index managed a positive return of 3.82%.

The Information Technology sector continued to lead the market, albeit without the uniformity we have witnessed over the last few years.  The Energy sector also performed well as oil prices recovered from lows experienced last year.

Higher energy and commodity costs weighed on the Industrials and Consumer Staples sectors as companies in these industries struggled to raise prices in the face of higher input costs.

Performance Highlights and Portfolio Commentary:

Congress Large Cap Growth Fund (“Large Cap Growth”)

For the fiscal six months ended April 30, 2018, Large Cap Growth’s Retail Class and Institutional Class shares returned 7.08% and 7.21%, respectively compared with 5.68% for the Russell 1000® Growth Index.

The Information Technology sector continues to be the largest sector in Large Cap Growth and the Russell 1000® Growth Index. During this period, the strongest portfolio contributors included Adobe Systems, Charles Schwab and Verisk, while Skyworks, Rockwell Automation and Western Digital were relative underperformers.

In late December, Large Cap Growth distributed $0.0299 per Retail share and $0.0641 per Institutional share representing ordinary income for the year.

The Information Technology sector comprises 35% of the portfolio. That sector includes Alphabet (Google parent) and Apple. The Consumer Discretionary and Health Care sectors represent 14% and 10% of the portfolio, respectively. Recent additions to the portfolio include Air Products, Deere and VF Corp.

Congress Mid Cap Growth Fund (“Mid Cap Growth”)

For the fiscal six months ended April 30, 2018, Mid Cap Growth’s Retail Class and Institutional Class shares returned 0.43% and 0.52%, respectively, compared with 5.16% for the Russell Midcap® Growth Index.

While security selection in the Materials and Consumer Staples areas were strong, they could not counteract weak selection in the Information Technology and Industrials sectors, the two largest in the benchmark.

The positions that aided performance the most included Copart, Burlington Stores, and Texas Roadhouse, while RPC, Cognex and LCI Industries hindered.

In late December, Mid Cap Growth distributed $0.0075 per Institutional share representing ordinary income for the year.

The portfolio contained 40 names at the end of the period and turnover during the 6 months was approximately 37% annualized.  More than three-quarters of the holdings are from the Consumer Discretionary, Health Care, Industrials, and Information Technology sectors. The largest sectors, Industrials and Information Technology, are each slightly less than one-quarter of the portfolio.  Relative to the allocation of the benchmark, we are overweighted to Health Care and Industrials, underweighted to Information Technology, and almost neutral to Consumer Discretionary.

Recent additions include Lamb Weston, a food company, and Old Dominion Freight Line, a trucker. Recent removals include FactSet, a supplier of financial products and services, and Camden Property Group, an apartment REIT.

Congress Small Cap Growth Fund (“Small Cap Growth”)

For the fiscal six months ended April 30, 2018, Small Cap Growth’s Retail Class and Institutional Class shares returned 4.25% and 4.40%, respectively, compared with 5.46% for the Russell 2000® Growth Index.

The Health Care and Information Technology sectors continue to be the largest sectors in Small Cap Growth and the Russell 2000® Growth Index, together representing about half the index weight.  During this period, the strongest portfolio contributors included RingCentral, Inogen, and Paycom Software, while LCI Industries, Mercury Systems, and Eagle Bancorp were relative underperformers.

Small Cap Growth’s largest sector allocations were Information Technology (27%), Health Care (25%), Industrials (15%), and Consumer Discretionary (21%).  These four sectors tend to offer opportunities to own niche market leaders delivering consistent growth and profitability.

Recent additions to the portfolio include global apparel company Oxford Industries, Florida commercial bank CenterState Bank Corporation, fine dining operator Ruth’s Hospitality Group, and defense electronics supplier Mercury Systems.

Congress SMid Core Opportunity Fund (“SMid Core Opportunity”)

For the fiscal six months ended April 30, 2018, SMid Core Opportunity’s Retail Class and Institutional Class shares returned 5.01% and 5.12%, respectively, compared with 3.79% for the Russell 3000® Index.

The positions which aided performance were ABIOMED Inc., XPO Logistics Inc, and Zoetis Inc., while Albemarle Corporation, Newell Brands Inc., and Broadcom Inc., hindered.

In late December, SMid Core Opportunity distributed $0.1779 per Retail share and $0.2616 per Institutional share representing ordinary income for the year.

SMid Core Opportunity’s performance for the fiscal period was driven primarily by stock selection.  On a sector basis, the best performers included Health Care, Industrials, and Information Technology while weaker performers included the Consumer Discretionary, Materials, and Energy sectors. We continue to remove underperforming securities and seek new opportunities across a broad group of sectors.

Stocks sold over the period included commercial products company Newell Brands Inc; oil and gas services provider Baker Hughes; defense systems manufacturer Orbital ATK Inc; savings and loan holding company People’s United Financial Inc; communications real estate operator American Tower Corporation; and management and technology consulting services provider Booz Allen Hamilton Holding Corporation.

Additions to the portfolio included cruise line operator Norwegian Cruise Line Holdings; foodservice and restaurant distributor Performance Food Group Company; network security software provider Fortinet, Inc; midwestern bank Huntington Bancshares Incorporated; infrastructure construction company MasTec, Inc; and internet connected product manufacturer NETGEAR, Inc.

In Closing:

As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA	Gregg O’Keefe, CFA	Lanny Thorndike
Large Cap Growth	Mid Cap Growth	Small Cap Growth	Large Cap Growth
		Mid Cap Growth	Small Cap Growth

John Beaver, CFA		Matt Lagan, CFA
SMid Core Opportunity		SMid Core Opportunity

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 3000® Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies. It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2018 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	35.0%
Consumer Discretionary	14.5%
Industrials	14.5%
Health Care	9.8%
Financials	9.3%
Consumer Staples	5.9%
Real Estate	4.4%
Materials	3.2%
Energy	1.2%
Cash*	2.2%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	22.2%
Industrials	21.6%
Consumer Discretionary	18.3%
Health Care	16.8%
Consumer Staples	7.6%
Financials	4.9%
Materials	4.9%
Energy	1.8%
Cash*	1.9%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Information Technology	27.3%
Health Care	24.6%
Consumer Discretionary	21.4%
Industrials	15.2%
Financials	4.2%
Consumer Staples	3.3%
Materials	2.6%
Cash*	1.4%
Total	100.0%

SMid Core Opportunity

Sector	Percent of Net Assets
Industrials	23.2%
Information Technology	21.8%
Consumer Discretionary	16.4%
Health Care	13.5%
Financials	7.5%
Consumer Staples	4.2%
Telecommunication Services	4.1%
Real Estate	3.6%
Materials	3.3%
Cash*	2.4%
Total	100.0%

*	Cash Equivalents and Other Assets in Excess of Liabilities.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS: 97.8%
Automobiles & Components: 3.0%
182,091	BorgWarner, Inc.	$8,911,534

Banks: 0.4%
17,200	SunTrust Banks, Inc.	1,148,960

Capital Goods: 8.6%
72,000	A.O. Smith Corp. - Class A	4,417,200
13,400	Deere & Co.	1,813,422
33,600	Illinois Tool Works, Inc.	4,771,872
13,300	Northrop Grumman Corp.	4,283,132
30,500	Rockwell Automation, Inc.	5,018,165
20,500	Roper Technologies, Inc.	5,415,895
		25,719,686

Commercial & Professional Services: 4.3%
30,500	Cintas Corp.	5,194,150
71,840	Verisk Analytics, Inc.[1]	7,647,368
		12,841,518

Consumer Durables & Apparel: 1.2%
44,000	V.F. Corp.	3,558,280

Diversified Financials: 8.5%
4	Berkshire Hathaway, Inc. - Class A1	1,162,600
189,346	The Charles Schwab Corp.	10,542,786
7,400	CME Group, Inc. - Class A	1,166,832
20,000	Intercontinental Exchange, Inc.	1,449,200
67,916	Moody’s Corp.	11,015,975
		25,337,393

Energy: 1.2%
29,700	Chevron Corp.	3,715,767

Food & Staples Retailing: 1.8%
26,900	Costco Wholesale Corp.	5,303,604

Food, Beverage & Tobacco: 1.1%
31,109	PepsiCo, Inc.	3,140,142

Health Care Equipment & Services: 4.4%
97,556	Abbott Laboratories	5,670,930
24,300	Stryker Corp.	4,116,906
14,300	UnitedHealth Group, Inc.	3,380,520
		13,168,356

Household & Personal Products: 3.0%
29,800	The Clorox Co.	3,492,560
36,400	Estée Lauder Companies, Inc. - Class A	5,390,476
		8,883,036

Insurance: 0.4%
20,000	The Progressive Corp.	1,205,800

Materials: 3.2%
21,200	Air Products & Chemicals, Inc.	3,440,548
18,100	Ecolab, Inc.	2,620,337
21,406	LyondellBasell Industries NV - Class A	2,263,256
11,300	PPG Industries, Inc.	1,196,444
		9,520,585

Pharmaceuticals, Biotechnology
& Life Sciences: 5.4%
82,712	AbbVie, Inc.	7,985,844
54,211	Celgene Corp.[1]	4,721,778
9,900	Thermo Fisher Scientific, Inc.	2,082,465
15,000	Zoetis, Inc.	1,252,200
		16,042,287

Real Estate: 4.4%
58,448	American Tower Corp. - REIT	7,969,969
12,142	Equinix, Inc. - REIT	5,109,232
		13,079,201

Retailing: 10.3%
11,100	Amazon.com, Inc.[1]	17,384,043
51,695	The Home Depot, Inc.	9,553,236
42,800	The TJX Companies, Inc.	3,631,580
		30,568,859

Semiconductors & Semiconductor Equipment: 2.1%
18,600	Analog Devices, Inc.	1,624,710
54,548	Skyworks Solutions, Inc.	4,732,585
		6,357,295

Software & Services: 25.8%
62,152	Adobe Systems, Inc.[1]	13,772,883
8,481	Alphabet, Inc. - Class A1	8,638,577
8,313	Alphabet, Inc. - Class C1	8,457,064
26,439	Citrix Systems, Inc.[1]	2,720,838
123,560	Cognizant Technology
	Solutions Corp. - Class A	10,109,679
10,000	Facebook, Inc. - Class A1	1,720,000
141,151	Microsoft Corp.	13,200,442
28,000	PayPal Holdings, Inc.[1]	2,089,080
126,240	Visa, Inc. - Class A	16,017,331
		76,725,894

Technology Hardware & Equipment: 7.1%
94,050	Apple, Inc.	15,542,703
54,000	Cisco Systems, Inc.	2,391,660
41,867	Western Digital Corp.	3,298,701
		21,233,064

Transportation: 1.6%
60,000	Canadian National Railway Co.	4,636,800

TOTAL COMMON STOCKS
(Cost $166,062,257)		291,098,061

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited) (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 2.1%

Money Market Funds: 2.1%
6,312,549	First American Treasury Obligations
	Fund - Institutional Class, 1.573%[2]	$6,312,549

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,312,549)		6,312,549

TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $172,374,806)		297,410,610
Other Assets in Excess of Liabilities: 0.1%		398,918
TOTAL NET ASSETS: 100.0%		$297,809,528

[1]	Non-income producing security
[2]	Seven-day yield as of April 30, 2018
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS: 98.1%

Automobiles & Components: 1.8%
185,000	LCI Industries	$17,630,500

Banks: 2.4%
250,000	First Republic Bank	23,217,500

Capital Goods: 13.5%
300,000	Allegion PLC	23,154,000
385,000	Barnes Group, Inc.	21,379,050
130,000	Lennox International, Inc.	25,138,100
600,000	Masco Corp.	22,722,000
130,000	Snap-on, Inc.	18,882,500
170,000	WABCO Holdings, Inc.[1]	21,928,300
		133,203,950

Commercial & Professional Services: 5.8%
170,000	Cintas Corp.	28,951,000
550,000	Copart, Inc.[1]	28,094,000
		57,045,000

Consumer Durables & Apparel: 5.8%
255,000	Carter’s, Inc.	25,581,600
200,000	PVH Corp.	31,934,000
		57,515,600

Consumer Services: 5.1%
300,000	Hyatt Hotels Corp. - Class A	23,061,000
425,000	Texas Roadhouse, Inc.	27,234,000
		50,295,000

Diversified Financials: 2.5%
275,000	Raymond James Financial, Inc.	24,681,250

Energy: 1.8%
1,000,000	RPC, Inc.	18,010,000

Food, Beverage & Tobacco: 5.6%
450,000	Lamb Weston Holdings, Inc.	29,394,000
240,000	McCormick & Company, Inc.[2]	25,298,400
		54,692,400

Health Care Equipment & Services: 9.6%
110,000	The Cooper Companies, Inc.	25,158,100
260,000	Henry Schein, Inc.[1]	19,760,000
250,000	ResMed, Inc.	23,660,000
275,000	STERIS PLC	25,993,000
		94,571,100

Household & Personal Products: 2.0%
435,000	Church & Dwight Co., Inc.	20,097,000

Materials: 4.9%
240,000	Avery Dennison Corp.	25,154,400
160,000	International Flavors & Fragrances, Inc.	22,601,600
		47,756,000

Pharmaceuticals, Biotechnology
& Life Sciences: 7.2%
500,000	Cambrex Corp.[1]	26,475,000
220,000	Charles River Laboratories
	International, Inc.[1]	22,921,800
37,500	Mettler-Toledo International, Inc.[1]	20,997,375
		70,394,175

Retailing: 5.6%
225,000	Burlington Stores, Inc.[1]	30,566,250
175,000	Pool Corp.	24,291,750
		54,858,000

Semiconductors & Semiconductor Equipment: 4.8%
210,000	MKS Instruments, Inc.	21,504,000
220,000	Monolithic Power Systems, Inc.	25,762,000
		47,266,000

Software & Services: 12.7%
750,000	Genpact Ltd.	23,917,500
210,000	Jack Henry & Associates, Inc.	25,090,800
225,000	Paycom Software, Inc.[1]	25,697,250
500,000	SS&C Technologies Holdings, Inc.	24,825,000
300,000	Synopsys, Inc.[1]	25,653,000
		125,183,550

Technology Hardware & Equipment: 4.7%
500,000	Cognex Corp.	23,125,000
110,000	IPG Photonics Corp.[1]	23,433,300
		46,558,300

Transportation: 2.3%
170,000	Old Dominion Freight Line, Inc.	22,756,200

TOTAL COMMON STOCKS
(Cost $798,704,369)		965,731,525

SHORT-TERM INVESTMENTS: 1.9%

Money Market Funds: 1.9%
18,446,359	First American Treasury Obligations
	Fund - Institutional Class, 1.573%[3]	18,446,359

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,446,359)		18,446,359
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $817,150,728)		984,177,884
Other Assets in Excess of Liabilities: 0.0%[4]		69,942
TOTAL NET ASSETS: 100.0%		$984,247,826

[1]	Non-income producing security
[2]	Non-voting shares
[3]	Seven-day yield as of April 30, 2018
[4]	Does not round to 0.1% or (0.1%), as applicable

The accompanying notes are an integral part of these financial statements.

CONGRESS SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS: 98.6%

Automobiles & Components: 2.8%
21,758	LCI Industries	$2,073,537

Banks: 3.0%
37,000	CenterState Bank Corp.	1,072,260
5,000	LendingTree, Inc.[1]	1,192,000
		2,264,260

Capital Goods: 11.3%
30,000	AAON, Inc.	1,020,000
23,500	ESCO Technologies, Inc.	1,312,475
30,000	Mercury Systems, Inc.[1]	962,400
11,500	RBC Bearings, Inc.[1]	1,338,370
13,379	Standex International Corp.	1,297,094
24,078	Trex Company, Inc.[1]	2,501,223
		8,431,562

Commercial & Professional Services: 2.5%
23,041	ASGN, Inc.[1]	1,857,796

Consumer Durables & Apparel: 2.1%
20,500	Oxford Industries, Inc.	1,579,320

Consumer Services: 11.6%
13,632	Bright Horizons Family Solutions, Inc.[1]	1,293,404
23,427	Choice Hotels International, Inc.	1,875,332
29,698	Grand Canyon Education, Inc.[1]	3,088,295
50,000	Ruth’s Hospitality Group, Inc.	1,342,500
4,362	Vail Resorts, Inc.	1,000,250
		8,599,781

Diversified Financials: 1.2%
22,467	Cohen & Steers, Inc.	900,927

Health Care Equipment & Services: 12.9%
40,597	Acadia Healthcare Co., Inc.[1]	1,444,441
22,790	AMN Healthcare Services, Inc.[1]	1,523,511
19,565	Inogen, Inc.[1]	2,750,448
48,555	Merit Medical Systems, Inc.[1]	2,354,918
22,300	Neogen Corp.[1]	1,519,745
		9,593,063

Household & Personal Products: 3.3%
48,584	Inter Parfums, Inc.	2,487,501

Materials: 2.6%
22,193	Balchem Corp.	1,958,310

Pharmaceuticals, Biotechnology
& Life Sciences: 11.7%
23,975	Cambrex Corp.[1]	1,269,476
15,063	Charles River Laboratories
	International, Inc.[1]	1,569,414
23,000	Emergent BioSolutions, Inc.[1]	1,192,780
26,438	Global Blood Therapeutics, Inc.[1]	1,167,238
9,300	Ligand Pharmaceuticals, Inc.[1]	1,440,105
25,187	PRA Health Sciences, Inc.[1]	2,069,616
		8,708,629

Retailing: 4.9%
15,343	The Children’s Place, Inc.	1,957,000
24,000	Five Below, Inc.[1]	1,694,640
		3,651,640

Semiconductors & Semiconductor Equipment: 7.0%
23,000	CEVA, Inc.[1]	749,800
68,423	Integrated Device Technology, Inc.[1]	1,904,212
23,800	Power Integrations, Inc.	1,613,640
20,000	Silicon Motion Technology Corp. - ADR	904,200
		5,171,852

Software & Services: 15.5%
34,559	CyberArk Software Ltd.[1]	1,899,363
27,117	j2 Global, Inc.	2,152,547
25,624	Paycom Software, Inc.[1]	2,926,517
38,508	RingCentral, Inc. - Class A1	2,581,961
40,544	WNS Holdings Ltd. - ADR[1]	1,983,818
		11,544,206

Technology Hardware & Equipment: 4.8%
1,975	Arista Networks, Inc.[1]	522,486
11,239	Littelfuse, Inc.	2,100,794
9,000	Rogers Corp.[1]	960,300
		3,583,580

Transportation: 1.4%
16,092	Saia, Inc.[1]	1,062,876

TOTAL COMMON STOCKS
(Cost $48,479,416)		73,468,840

SHORT-TERM INVESTMENTS: 1.6%

Money Market Funds: 1.6%
1,160,788	First American Treasury Obligations
	Fund - Institutional Class, 1.573%[2]	1,160,788

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,160,788)		1,160,788

TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $49,640,204)		74,629,628
Liabilities in Excess of Other Assets: (0.2)%		(180,112)
TOTAL NET ASSETS: 100.0%		$74,449,516

[1]	Non-income producing security
[2]	Seven-day yield as of April 30, 2018
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CONGRESS SMID CORE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at April 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS: 97.6%

Banks: 7.5%
20,300	Bank of the Ozarks	$950,040
69,200	Huntington Bancshares, Inc.	1,031,772
		1,981,812

Capital Goods: 14.9%
50,500	Builders FirstSource, Inc.[1]	920,615
10,000	Carlisle Companies, Inc.	1,077,300
22,000	MasTec, Inc.[1]	968,000
6,250	United Rentals, Inc.[1]	937,500
		3,903,415

Consumer Services: 16.4%
11,800	Darden Restaurants, Inc.	1,095,748
20,400	Norwegian Cruise Line Holdings Ltd.[1]	1,090,788
16,600	Six Flags Entertainment Corp.	1,049,784
4,700	Vail Resorts, Inc.	1,077,757
		4,314,077

Food & Staples Retailing: 4.2%
34,000	Performance Food Group Co.[1]	1,103,300

Health Care Equipment & Services: 9.2%
4,350	ABIOMED, Inc.[1]	1,309,132
4,100	Teleflex, Inc.	1,098,308
		2,407,440

Materials: 3.3%
9,000	Albemarle Corp.	872,640

Pharmaceuticals, Biotechnology
& Life Sciences: 4.3%
13,500	Zoetis, Inc.	1,126,980

Real Estate: 3.6%
2,250	Equinix, Inc. - REIT	946,778

Semiconductors & Semiconductor Equipment: 7.8%
4,300	Broadcom, Inc.	986,506
4,750	NVIDIA Corp.	1,068,275
		2,054,781

Software & Services: 10.1%
23,800	Fortinet, Inc.[1]	1,317,568
20,500	InterXion Holding NV1	1,332,910
		2,650,478

Technology Hardware & Equipment: 3.9%
18,500	NETGEAR, Inc.[1]	1,023,050

Telecommunication Services: 4.1%
29,800	Zayo Group Holdings, Inc.[1]	1,081,740

Transportation: 8.3%
6,400	Canadian Pacific Railway Ltd.	1,167,616
10,500	XPO Logistics, Inc.[1]	1,020,180
		2,187,796

TOTAL COMMON STOCKS
(Cost $19,449,574)		25,654,287

SHORT-TERM INVESTMENTS: 2.5%

Money Market Funds: 2.5%
647,381	First American Treasury Obligations
	Fund - Institutional Class, 1.573%[2]	647,381

TOTAL SHORT-TERM INVESTMENTS
(Cost $647,381)		647,381

TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $20,096,955)		26,301,668
Liabilities in Excess of Other Assets: (0.1)%		(13,366)
TOTAL NET ASSETS: 100.0%		$26,288,302

[1]	Non-income producing security
[2]	Seven-day yield as of April 30, 2018
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2018 (Unaudited)

	Large Cap	Mid Cap	Small Cap	SMid Core
	Growth	Growth	Growth	Opportunity

ASSETS:
Investments in securities, at value (Cost $172,374,806,
$817,150,728, $49,640,204, and $20,096,955, respectively)	$297,410,610	$984,177,884	$74,629,628	$26,301,668
Cash	—	—	—	2,387
Receivables:
Fund shares sold	17,461	1,216,474	216	119
Dividends and interest	184,377	129,021	8,213	11,738
Investment securities sold	4,383,392	—	—	—
Prepaid expenses	45,551	44,356	16,816	24,559
Total assets	302,041,391	985,567,735	74,654,873	26,340,471

LIABILITIES:
Payables:
Investment securities purchased	3,850,964	—	—	—
Fund shares redeemed	152,586	510,063	51,156	—
Investment advisory fees, net	122,722	490,592	32,071	1,798
Audit fees	11,890	11,736	29,284	11,766
Transfer agent fees	1,851	46,798	6,602	8,994
Sub-transfer agent fees	1,179	39,066	8,435	2,473
Distribution fees - Retail Class	8,907	47,091	30,294	5,329
Fund administration fees	49,960	143,802	20,649	6,433
Fund accounting fees	15,792	3,069	12,458	10,496
Trustee fees	310	1,858	—	892
Chief Compliance Officer fees	1,464	1,463	1,471	1,464
Custody fees	3,987	18,387	1,470	997
Other accrued expenses	10,251	5,984	11,467	1,527
Total liabilities	4,231,863	1,319,909	205,357	52,169
NET ASSETS	$297,809,528	$984,247,826	$74,449,516	$26,288,302

COMPONENTS OF NET ASSETS:
Paid-in capital	$161,084,255	$804,091,117	$47,700,648	$17,819,024
Undistributed (accumulated) net investment income (loss)	340,319	187,975	(987,041)	6,768
Undistributed net realized gain on investments	11,349,150	12,941,578	2,746,485	2,257,797
Net unrealized appreciation on investments	125,035,804	167,027,156	24,989,424	6,204,713
Net assets	$297,809,528	$984,247,826	$74,449,516	$26,288,302

Retail Class:
Net assets	$4,472,580	$40,969,800	$43,916,335	$3,310,384
Shares issued and outstanding (unlimited number of shares
authorized without par value)	158,296	2,210,325	1,789,546	174,358
Net asset value, and redemption price per share	$28.25	$18.54	$24.54	$18.99

Institutional Class:
Net assets	$293,336,948	$943,278,026	$30,533,181	$22,977,918
Shares issued and outstanding (unlimited number of shares
authorized without par value)	10,368,486	50,451,412	1,148,384	1,206,216
Net asset value, and redemption price per share	$28.29	$18.70	$26.59	$19.05

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2018 (Unaudited)

	Large Cap	Mid Cap	Small Cap	SMid Core
	Growth	Growth	Growth	Opportunity

INVESTMENT INCOME
Dividends (net of foreign withholding tax of
$6,080, $—, $—, and $846, respectively)	$1,853,797	$4,804,589	$214,969	$158,876
Interest	32,699	112,471	11,698	4,534
Other income	441	733	—	430
Total investment income	1,886,937	4,917,793	226,667	163,840

EXPENSES
Investment advisory fees	735,802	2,935,084	320,776	80,662
Fund administration fees	136,852	356,485	38,841	13,708
Transfer agent fees	67,593	173,637	36,537	27,284
Fund accounting fees	59,845	94,381	25,851	18,467
Registration fees	25,506	37,670	11,037	15,678
Sub-transfer agent fees	24,826	239,146	8,102	8,294
Custody fees	14,218	46,913	4,415	2,728
Audit fees	11,606	11,736	5,343	11,766
Trustee fees	8,309	13,047	6,786	5,542
Reports to shareholders	7,821	36,867	8,155	1,938
Distribution fees - Retail Class	5,731	51,877	57,011	5,459
Chief Compliance Officer fees	4,464	4,464	4,412	4,464
Miscellaneous expenses	4,058	13,986	3,710	1,695
Insurance expense	1,899	2,273	6,235	1,774
Legal fees	1,394	2,854	1,807	2,498
Interest expense	—	—	—	43
Total expenses	1,109,924	4,020,420	539,018	202,000
Less: fees waived	—	—	(42,959)	(62,104)
Net expenses	1,109,924	4,020,420	496,059	139,896
Net investment income (loss)	777,013	897,373	(269,392)	23,944

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	11,349,150	20,033,473	3,204,867	2,276,477
Change in net unrealized appreciation/depreciation on investments	8,090,368	(15,584,391)	246,687	(957,219)
Net realized and unrealized gain on investments	19,439,518	4,449,082	3,451,554	1,319,258
Net increase in net assets resulting from operations	$20,216,531	$5,346,455	$3,182,162	$1,343,202

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017

INCREASE (DECREASE) IN NET ASSETS FROM(1):

OPERATIONS
Net investment income	$777,013	$955,867
Net realized gain on investments	11,349,150	5,824,134
Change in net unrealized appreciation/depreciation on investments	8,090,368	48,463,029
Net increase in net assets resulting from operations	20,216,531	55,243,030

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(5,019)	—
Institutional Class	(664,324)	(1,067,402)
From net realized gain on investments:
Retail Class	—	(61,483)
Institutional Class	—	(12,337,257)
Total distributions to shareholders	(669,343)	(13,466,142)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(2)	(228,129)	4,314,341
Increase (decrease) in net assets derived from
net change in outstanding shares - Institutional Class(2)	(7,560,076)	34,325,442
Total increase (decrease) in net assets from capital share transactions	(7,788,205)	38,639,783
Total increase in net assets	11,758,983	80,416,671

NET ASSETS
Beginning of period/year	286,050,545	205,633,874
End of period/year	$297,809,528	$286,050,545
Undistributed net investment income	$340,319	$232,649

(1)	Activity presented prior to close of business September 15, 2017 represents the historical operating results of the Century Shares Trust.
(2)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2018		Period Ended
	(Unaudited)		October 31, 2017(3)
Retail Class	Shares	Value	Shares	Value
Shares sold	21,460	$582,864	510	$13,271
Shares issued in reinvestment of distributions	172	4,683	2,151	56,800
Shares redeemed(3)	(29,447)	(815,676)	(2,120)	(56,009)
Shares issued in connection with the Reorganization (Note 1)	—	—	165,570	4,300,279
Net increase (decrease)	(7,815)	$(228,129)	166,111	$4,314,341

(3)	Inception date for accounting purposes is September 18, 2017.

	Six Months Ended
	April 30, 2018		Year Ended
	(Unaudited)		October 31, 2017
Institutional Class	Shares	Value	Shares	Value
Shares sold	344,602	$9,777,950	214,579	$4,942,694
Shares issued in reinvestment of distributions	18,851	513,276	534,702	11,842,745
Shares redeemed(4)	(645,459)	(17,851,302)	(1,291,943)	(30,168,510)
Shares issued in connection with the Reorganization (Note 1)	—	—	875,313	47,708,513
Net increase (decrease)	(282,006)	$(7,560,076)	332,651	$34,325,442

(4)	Net of redemption fees of $— and $116, respectively. Effective September 18, 2017, the redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2018	Period Ended	Year Ended
	(Unaudited)	October 31, 2017(1)	December 31, 2016

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$897,373	$(1,039,445)	$990,189
Net realized gain (loss) on investments	20,033,473	(6,439,654)	3,610,690
Change in net unrealized appreciation/depreciation on investments	(15,584,391)	110,053,224	52,123,786
Net increase in net assets resulting from operations	5,346,455	102,574,125	56,724,665

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	—	(5,607)
Institutional Class	(364,309)	—	(997,481)
From net realized gain on investments:
Retail Class	—	(140)	(445,693)
Institutional Class	—	(2,874)	(5,030,213)
Total distributions to shareholders	(364,309)	(3,014)	(6,478,994)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from
net change in outstanding shares - Retail Class(2)	(1,203,321)	(12,072,402)	25,972,338
Increase in net assets derived from
net change in outstanding shares - Institutional Class(2)	47,085,832	238,545,361	237,279,898
Total increase in net assets from capital share transactions	45,882,511	226,472,959	263,252,236
Total increase in net assets	50,864,657	329,044,070	313,497,907

NET ASSETS
Beginning of period/year	933,383,169	604,339,099	290,841,192
End of period/year	$984,247,826	$933,383,169	$604,339,099
Undistributed (accumulated) net investment income (loss)	$187,975	$(345,089)	$—

(1)	The Congress Mid Cap Growth Fund and Congress SMid Core Opportunity Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017. Amounts shown reflect the activity for the 10 months ended October 31, 2017.
(2)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2018		Period Ended		Year Ended
	(Unaudited)		October 31, 2017(1)		December 31, 2016
Retail Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	300,685	$5,699,333	1,036,496	$17,921,365	2,164,791	$33,224,753
Shares issued in reinvestment of distributions	—	—	7	129	22,775	371,921
Shares redeemed(3)	(364,893)	(6,902,654)	(1,727,716)	(29,993,896)	(490,691)	(7,624,336)
Net increase (decrease)	(64,208)	$(1,203,321)	(691,213)	$(12,072,402)	1,696,875	$25,972,338

(3)	Net of redemption fees of $—, $—, and $946, respectively. Effective April 30, 2016, the redemption fee was eliminated.

	Six Months Ended
	April 30, 2018		Period Ended		Year Ended
	(Unaudited)		October 31, 2017(1)		December 31, 2016
Institutional Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	8,420,815	$160,329,725	19,689,145	$343,941,205	21,310,515	$326,400,822
Shares issued in reinvestment of distributions	12,963	243,675	105	1,948	212,607	3,491,008
Shares redeemed(4)	(5,893,370)	(113,487,568)	(5,990,985)	(105,397,792)	(6,111,162)	(92,611,932)
Net increase	2,540,408	$47,085,832	13,698,265	$238,545,361	15,411,960	$237,279,898

(4)	Net of redemption fees of $—, $—, and $6,606, respectively. Effective April 30, 2016, the redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017

INCREASE (DECREASE) IN NET ASSETS FROM(1):

OPERATIONS
Net investment loss	$(269,392)	$(717,649)
Net realized gain on investments	3,204,867	22,179,274
Change in net unrealized appreciation/depreciation on investments	246,687	9,886,975
Net increase in net assets resulting from operations	3,182,162	31,348,600

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments:
Retail Class	—	(5,148,289)
Institutional Class	—	(3,011,386)
From return of capital:
Retail Class	—	(246,481)
Institutional Class	—	(144,174)
Total distributions to shareholders	—	(8,550,330)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from
net change in outstanding shares - Retail Class(2)	(5,384,677)	(29,036,748)
Increase (decrease) in net assets derived from
net change in outstanding shares - Institutional Class(2)	371,857	(71,765,774)
Total decrease in net assets from capital share transactions	(5,012,820)	(100,802,522)
Total decrease in net assets	(1,830,658)	(78,004,252)

NET ASSETS
Beginning of period/year	76,280,174	154,284,426
End of period/year	$74,449,516	$76,280,174
Accumulated net investment loss	$(987,041)	$(717,649)

(1)	Activity presented prior to close of business September 15, 2017 represents the historical operating results of the Century Small Cap Select Fund.
(2)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2018		Year Ended
	(Unaudited)		October 31, 2017
Retail Class	Shares	Value	Shares	Value
Shares sold	9,826	$240,964	86,802	$2,026,868
Shares issued in reinvestment of distributions	—	—	217,267	5,114,467
Shares redeemed(3)	(231,325)	(5,625,641)	(1,513,570)	(36,178,083)
Net decrease	(221,499)	$(5,384,677)	(1,209,501)	$(29,036,748)

(3)	Net of redemption fees of $— and $70, respectively. Effective September 18, 2017, the redemption fee was eliminated.

	Six Months Ended
	April 30, 2018		Year Ended
	(Unaudited)		October 31, 2017
Institutional Class	Shares	Value	Shares	Value
Shares sold	66,327	$1,810,671	370,012	$9,189,056
Shares issued in reinvestment of distributions	—	—	87,829	2,237,018
Shares redeemed(4)	(54,113)	(1,438,814)	(3,336,788)	(83,191,848)
Net increase (decrease)	12,214	$371,857	(2,878,947)	$(71,765,774)

(4)	Net of redemption fees of $— and $7, respectively. Effective September 18, 2017, the redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

SMID CORE OPPORTUNITY

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2018	Period Ended	Year Ended
	(Unaudited)	October 31, 2017(1)	December 31, 2016

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$23,944	$349,513	$53,020
Net realized gain (loss) on investments	2,276,477	319,753	(116,540)
Net increase from payments by affiliates on the disposal
of investments in violation of restrictions	—	—	163,910
Change in net unrealized appreciation/depreciation on investments	(957,219)	3,433,971	2,630,201
Change in net unrealized appreciation/depreciation on translation
of other assets and liabilities in foreign currency	—	(21)	13
Net increase in net assets resulting from operations	1,343,202	4,103,216	2,730,604

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(39,086)	(13,182)	(8,319)
Institutional Class	(321,675)	(30,972)	(45,847)
From net realized gain on investments:
Retail Class	—	(8,580)	—
Institutional Class	—	(19,000)	—
Total distributions to shareholders	(360,761)	(71,734)	(54,166)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived
net change in outstanding shares - Retail Class(2)	(4,772,415)	463,383	827,031
Increase (decrease) in net assets derived
net change in outstanding shares - Institutional Class(2)	2,871,607	(517,152)	(4,506,010)
Total decrease in net assets from capital share transactions	(1,900,808)	(53,769)	(3,678,979)
Total increase (decrease) in net assets	(918,367)	3,977,713	(1,002,541)

NET ASSETS
Beginning of period/year	27,206,669	23,228,956	24,231,497
End of period/year	$26,288,302	$27,206,669	$23,228,956
Undistributed net investment income	$6,768	$343,585	$37,983

(1)
The Congress Mid Cap Growth Fund and Congress SMid Core Opportunity Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.  Amounts shown reflect the activity for the 10 months ended October 31, 2017.

(2)	Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2018		Period Ended		Year Ended
	(Unaudited)		October 31, 2017(1)		December 31, 2016
Retail Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	2,048	$39,009	188,054	$3,139,166	183,259	$2,571,118
Shares issued in reinvestment of distributions	2,051	37,594	952	17,383	451	7,054
Shares redeemed(3)	(258,627)	(4,849,018)	(155,949)	(2,693,166)	(126,843)	(1,751,141)
Net increase (decrease)	(254,528)	$(4,772,415)	33,057	$463,383	56,867	$827,031

(3)	Net of redemption fees of $—, $—, and $135, respectively. Effective April 30, 2016, the redemption fee was eliminated.

	Six Months Ended
	April 30, 2018		Period Ended		Year Ended
	(Unaudited)		October 31, 2017(1)		December 31, 2016
Institutional Class	Shares	Value	Shares	Value	Shares	Value
Shares sold	262,159	$4,961,716	118,050	$1,979,539	330,601	$4,411,802
Shares issued in reinvestment of distributions	12,556	230,778	1,903	34,969	2,112	33,201
Shares redeemed(4)	(122,743)	(2,320,887)	(152,468)	(2,531,660)	(656,340)	(8,951,013)
Net increase (decrease)	151,972	$2,871,607	(32,515)	$(517,152)	(323,627)	$(4,506,010)

(4)	Net of redemption fees of $—, $—, and $70, respectively. Effective April 30, 2016, the redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

RETAIL CLASS

	Six Months Ended
	April 30, 2018		Period Ended
	(Unaudited)		October 31, 2017(1)
Net asset value, beginning of period	$26.41		$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04		(0.00	)(3)
Net realized and unrealized gain on investments	1.83		0.81
Total from investment operations	1.87		0.81

LESS DISTRIBUTIONS:
From net investment income	(0.03)		—
From net realized gain	—		(0.37)
Total Distributions	(0.03)		(0.37)
Net asset value, end of period	$28.25		$26.41
Total Return	7.08	%(4)	3.14	%(4)

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$4.5		$4.4
Portfolio turnover rate	11	%(4)	25	%(4),(5)

RATIOS:
Ratio of expenses to average net assets	1.00	%(6)	0.94	%(6)
Ratio of net investment income (loss) to average net assets	0.30	%(6)	(0.10	)%(6)

(1)	For performance and accounting purposes, inception date is September 18, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized
(5)	Portfolio turnover is calculated at the total Fund level.
(6)	Annualized

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year(1)

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$26.45		$22.03	$23.36	$27.39	$24.77	$21.90

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.07		0.09	0.03	0.02	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	1.83		5.64	(0.55)	2.64	4.11	5.63
Total from investment operations	1.90		5.73	(0.52)	2.66	4.09	5.66

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.11)	(0.04)	—	—	(0.06)
From net realized gain	—		(1.20)	(0.77)	(6.69)	(1.47)	(2.73)
Total distributions	(0.06)		(1.31)	(0.81)	(6.69)	(1.47)	(2.79)
Paid-in capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period/year	$28.29		$26.45	$22.03	$23.36	$27.39	$24.77
Total Return	7.21	%(4)	27.25%	(2.24)%	11.76%	17.29%	28.85%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$293.3		$281.7	$205.6	$225.4	$222.6	$201.3
Portfolio turnover rate	11	%(4)	25%	44%	46%	126%	39%

RATIOS:
Ratio of expenses to average net assets	0.75	%(5)	1.05%	1.13%	1.11%	1.09%	1.11%
Ratio of net investment income (loss) to average net assets	0.53	%(5)	0.42%	0.13%	0.12%	(0.06)%	0.16%

(1)
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”).  On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,		Period Ended								Period Ended
	2018		October 31,		Year Ended December 31,						December 31,
	(Unaudited)		2017(1)		2016		2015		2014	2013	2012(2)
Net asset value,
beginning of period/year	$18.46		$16.17		$14.43		$14.55		$13.58	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.00	)(4)	(0.06)		0.00	(4)	(0.02)		(0.01)	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	0.08		2.35		1.89		(0.00	)(4)	1.53	3.63	0.13
Total from investment operations	0.08		2.29		1.89		(0.02)		1.52	3.61	0.16

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.00	)(4)	—		—	—	—
From net realized gain	—		(0.00	)(4)	(0.15)		(0.10)		(0.56)	(0.21)	—
Total distributions	—		(0.00	)(4)	(0.15)		(0.10)		(0.56)	(0.21)	—
Paid-in capital from redemption fees	—		—		0.00	(4)	0.00	(4)	0.01	0.02	—
Net asset value, end of period/year	$18.54		$18.46		$16.17		$14.43		$14.55	$13.58	$10.16
Total Return	0.43	%(5)	14.16	%(5)	13.11%		(0.15)%		11.22%	35.72%	1.60	%(5)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$41.0		$42.0		$48.0		$18.3		$13.0	$3.7	$0.4
Portfolio turnover rate	19	%(5)	30	%(5)	18%		24%		35%	31%	0	%(4),(5)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.06	%(6)	1.05	%(6)	1.08%		1.12%		1.15%	1.42%	3.83	%(6)
After fees waived and expenses absorbed	1.06	%(6)	1.03	%(6),(7)	1.00%		1.00%		1.00%	1.00%	1.00	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.05	)%(6)	(0.40	)%(6)	(0.07)%		(0.25)%		(0.22)%	(0.62)%	(0.95	)%(6)
After fees waived and expenses absorbed	(0.05	)%(6)	(0.38	)%(6)	0.01%		(0.13)%		(0.07)%	(0.20)%	1.88	%(6)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	The Fund commenced operations on October 31, 2012.
(3)	Calculated based on the average number of shares outstanding.
(4)	Does not round to 1%, $0.01 or $(0.01), as applicable.
(5)	Not annualized
(6)	Annualized
(7)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.10% of the Retail Class shares’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,		Period Ended								Period Ended
	2018		October 31,		Year Ended December 31,						December 31,
	(Unaudited)		2017(1)		2016	2015		2014	2013		2012(2)
Net asset value,
beginning of period/year	$18.61		$16.26		$14.50	$14.60		$13.61	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.02		(0.02)		0.04	0.02		0.02	0.00	(4)	0.00	(4)
Net realized and unrealized
gain (loss) on investments	0.08		2.37		1.90	(0.00	)(4)	1.55	3.65		0.17
Total from investment operations	0.10		2.35		1.94	0.02		1.57	3.65		0.17

LESS DISTRIBUTIONS:
From net investment income	(0.01)		—		(0.03)	(0.02)		(0.02)	—		—
From net realized gain	—		0.00	(4)	(0.15)	(0.10)		(0.56)	(0.21)		—
Total distributions	(0.01)		0.00	(4)	(0.18)	(0.12)		(0.58)	(0.21)		—
Paid-in capital from redemption fees	—		—		0.00 (4)	0.00	(4)	0.00 (4)	0.00	(4)	0.00	(4)
Net asset value, end of period/year	$18.70		$18.61		$16.26	$14.50		$14.60	$13.61		$10.17
Total Return	0.52	%(5)	14.45	%(5)	13.38%	0.10%		11.49%	35.88%		1.70	%(5)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$943.3		$891.4		$556.4	$272.5		$190.5	$58.2		$30.4
Portfolio turnover rate	19	%(5)	30	%(5)	18%	24%		35%	31%		0	%(4),(5)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.81	%(6)	0.80	%(6)	0.83%	0.87%		0.90%	1.17%		3.58	%(6)
After fees waived and expenses absorbed	0.81	%(6)	0.78	%(6),(7)	0.75%	0.75%		0.75%	0.75%		0.75	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.19	%(6)	(0.15	)%(6)	0.16%	0.00	%(4)	0.02%	(0.42)%		(3.12	)%(6)
After fees waived and expenses absorbed	0.19	%(6)	(0.13	)%(6)	0.24%	0.12%		0.17%	0.00	%(4)	(0.29	)%(6)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	The Fund commenced operations on October 31, 2012.
(3)	Calculated based on the average number of shares outstanding.
(4)	Does not round to 1%, 0.01%, (0.01)%, $0.01, or $(0.01), as applicable.
(5)	Not annualized
(6)	Annualized
(7)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.10% of the Retail Class shares’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year(1)

RETAIL CLASS

	Six Months
	Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$23.54		$20.53	$28.53	$33.12	$32.78	$25.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.10)		(0.19)	(0.17)	(0.26)	(0.33)	(0.13)
Net realized and unrealized gain (loss) on investments	1.10		6.20	(1.48)	0.83	2.39	7.46
Total from investment operations	1.00		6.01	(1.65)	0.57	2.06	7.33

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	—
From net realized gain	—		(2.86)	(6.35)	(5.16)	(1.72)	—
From return of capital	—		(0.14)	—	—	—	—
Total distributions	—		(3.00)	(6.35)	(5.16)	(1.72)	—
Paid-in capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period/year	$24.54		$23.54	$20.53	$28.53	$33.12	$32.78
Total Return	4.25	%(4)	29.32%	(6.77)%	2.14%	6.47%	28.80%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$43.9		$47.3	$66.1	$100.7	$118.2	$128.0
Portfolio turnover rate	19	%(4)	52%	82%	69%	97%	91%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.52	%(5)	1.53%	1.46%	1.42%	1.40%	1.41%
After fees waived and expenses absorbed	1.41	%(5),(6)	1.53%	1.46%	1.42%	1.40%	1.41%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.92	)%(5)	(0.82)%	(0.78)%	(0.85)%	(1.00)%	(0.44)%
After fees waived and expenses absorbed	(0.81	)%(5)	(0.82)%	(0.78)%	(0.85)%	(1.00)%	(0.44)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized
(5)	Annualized
(6)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.25% of the Retail Class shares’ daily net assets. The prior contractual limit was 1.55%.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year(1)

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30, 2018		Year Ended October 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period/year	$25.47		$21.96	$30.00	$34.46	$33.94	$26.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.07)		(0.12)	(0.11)	(0.17)	(0.24)	(0.04)
Net realized and unrealized gain (loss) on investments	1.19		6.63	(1.58)	0.87	2.48	7.71
Total from investment operations	1.12		6.51	(1.69)	0.70	2.24	7.67

LESS DISTRIBUTIONS:
From net realized gain	—		(2.86)	(6.35)	(5.16)	(1.72)	—
From return of capital	—		(0.14)	—	—	—	—
Total distributions	—		(3.00)	(6.35)	(5.16)	(1.72)	—
Paid-in capital from redemption fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net asset value, end of period/year	$26.59		$25.47	$21.96	$30.00	$34.46	$33.94
Total Return	4.40	%(4)	29.63%	(6.53)%	2.48%	6.79%	29.20%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$30.5		$28.9	$88.2	$164.1	$266.0	$300.8
Portfolio turnover rate	19	%(4)	52%	82%	69%	97%	91%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.27	%(5)	1.25%	1.16%	1.13%	1.11%	1.12%
After fees waived and expenses absorbed	1.16	%(5),(6)	1.25%	1.16%	1.13%	1.11%	1.12%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.68	)%(5)	(0.48)%	(0.47)%	(0.52)%	(0.71)%	(0.14)%
After fees waived and expenses absorbed	(0.57	)%(5)	(0.48)%	(0.47)%	(0.52)%	(0.71)%	(0.14)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized
(5)	Annualized
(6)
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 1.00% of the Institutional Class shares’ daily net assets. The prior contractual limit was 1.30%.

The accompanying notes are an integral part of these financial statements.

SMID CORE OPPORTUNITY

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	April 30,		Period Ended								Period Ended
	2018		October 31,		Year Ended December 31,						December 31,
	(Unaudited)		2017(1)		2016		2015	2014		2013	2012(2)
Net asset value,
beginning of period/year	$18.26		$15.62		$13.82		$14.66	$12.95		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.00	(4)	0.22		0.01		0.16	0.03		0.03	0.03
Net realized and unrealized
gain (loss) on investments	0.91		2.47		1.72		(0.87)	1.74		2.84	0.29
Total from investment operations	0.91		2.69		1.73		(0.71)	1.77		2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.03)		(0.02)		(0.12)	(0.00	)(4)	(0.02)	(0.03)
From net realized gain	—		(0.02)		—		(0.01)	(0.06)		(0.19)	—
Total distributions	(0.18)		(0.05)		(0.02)		(0.13)	(0.06)		(0.21)	(0.03)
Paid-in capital from redemption fees	—		—		0.00	(4)	0.00 (4)	0.00	(4)	0.00 (4)	—
Reimbursement by Advisor	—		—		0.09		—	—		—	—
Net asset value, end of period/year	$18.99		$18.26		$15.62		$13.82	$14.66		$12.95	$10.29
Total Return	5.01	%(6)	17.19	%(6)	13.18	%(5)	(4.84)%	13.67%		27.89%	3.15	%(6)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$3.3		$7.8		$6.2		$4.7	$3.0		$2.1	$0.4
Portfolio turnover rate	25	%(6)	36	%(6)	68%		37%	31%		41%	9	%(6)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.71	%(7)	1.76	%(7)	1.91%		1.89%	3.01%		5.20%	21.16	%(7)
After fees waived and expenses absorbed	1.25	%(7)	1.16	%(7),(8)	1.00%		1.00%	1.00%		1.00%	1.00	%(7)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.41	)%(7)	0.94	%(7)	(0.85)%		0.17%	(1.81)%		(3.95)%	(16.86	)%(7)
After fees waived and expenses absorbed	0.05	%(7)	1.54	%(7)	0.06%		1.06%	0.20%		0.25%	1.48	%(7)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	The Fund commenced operations on October 31, 2012.
(3)	Calculated based on the average number of shares outstanding.
(4)	Does not round to $0.01 or $(0.01), as applicable.
(5)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.65% to this return.
(6)	Not annualized
(7)	Annualized
(8)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.25% of the Retail Class shares’ daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

SMID CORE OPPORTUNITY

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	April 30,		Period Ended							Period Ended
	2018		October 31,		Year Ended December 31,					December 31,
	(Unaudited)		2017(1)		2016		2015	2014	2013	2012(2)
Net asset value,
beginning of period/year	$18.38		$15.69		$13.86		$14.70	$12.98	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)	0.02		0.24		0.04		0.17	0.07	0.06	0.03
Net realized and unrealized
gain (loss) on investments	0.91		2.50		1.74		(0.86)	1.74	2.86	0.29
Total from investment operations	0.93		2.74		1.78		(0.69)	1.81	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.03)		(0.04)		(0.14)	(0.03)	(0.04)	(0.03)
From net realized gain	—		(0.02)		—		(0.01)	(0.06)	(0.19)	—
Total distributions	(0.26)		(0.05)		(0.04)		(0.15)	(0.09)	(0.23)	(0.03)
Paid-in capital from redemption fees	—		—		0.00	(4)	—	0.00 (4)	—	—
Reimbursement by Advisor	—		—		0.09		—	—	—	—
Net asset value, end of period/year	$19.05		$18.38		$15.69		$13.86	$14.70	$12.98	$10.29
Total Return	5.12	%(6)	17.45	%(6)	13.51	%(5)	(4.67)%	13.95%	28.38%	3.18	%(6)

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$23.0		$19.4		$17.0		$19.5	$13.1	$6.3	$1.3
Portfolio turnover rate	25	%(6)	36	%(6)	68%		37%	31%	41%	9	%(6)

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.46	%(7)	1.51	%(7)	1.66%		1.62%	2.72%	4.95%	20.91	%(7)
After fees waived and expenses absorbed	1.00	%(7)	0.91	%(7),(8)	0.75%		0.75%	0.75%	0.75%	0.75	%(7)

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.26	)%(7)	1.11	%(7)	(0.62)%		0.29%	(1.47)%	(3.70)%	(18.63	)%(7)
After fees waived and expenses absorbed	0.20	%(7)	1.71	%(7)	0.29%		1.16%	0.50%	0.50%	1.53	%(7)

(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	The Fund commenced operations on October 31, 2012.
(3)	Calculated based on the average number of shares outstanding.
(4)	Does not round to $0.01 or $(0.01), as applicable.
(5)	Net increase from payments by affiliates on the disposal of investments in violation of restrictions contributed 0.65% to this return.
(6)	Not annualized
(7)	Annualized
(8)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 1.00% of the Institutional Class shares’ daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, Small Cap Growth, and SMid Core Opportunity (formerly the Congress All Cap Opportunity Fund) (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth and SMid Core  Opportunity both commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objective is to seek long-term capital growth. Mid Cap Growth and SMid Core Opportunity’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2018. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$291,098,061	$—	$—	$291,098,061
Short-Term Investments	6,312,549	—	—	6,312,549
Total Investments in Securities	$297,410,610	$—	$—	$297,410,610

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$965,731,525	$—	$—	$965,731,525
Short-Term Investments	18,446,359	—	—	18,446,359
Total Investments in Securities	$984,177,884	$—	$—	$984,177,884

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$73,468,840	$—	$—	$73,468,840
Short-Term Investments	1,160,788	—	—	1,160,788
Total Investments in Securities	$74,629,628	$—	$—	$74,629,628

SMid Core Opportunity
	Level 1	Level 2	Level 3	Total
Common Stocks	$25,654,287	$—	$—	$25,654,287
Short-Term Investments	647,381	—	—	647,381
Total Investments in Securities	$26,301,668	$—	$—	$26,301,668

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period. There were no transfers made into or out of Level 1, 2, or 3 during the six months ended April 30, 2018.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At October 31, 2017, Large Cap Growth and SMid Core Opportunity, did not defer any late year losses. Mid Cap Growth and Small Cap Growth had late year losses of $345,089 and $717,649, respectively.

At October 31, 2017, Large Cap Growth, Small Cap Growth, and SMid Core Opportunity did not have any capital loss carry-forwards. Mid Cap Growth had $7,098,326 in long-term capital loss carry-forwards available for federal income tax purposes which do not expire and retain their original character.

As of April 30, 2018, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2018, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds  are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth and SMid Core Opportunity as of April 30, 2016.This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under respective Investment Advisory Agreements (the “Agreements”). Under the Agreements, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For Large Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For Mid Cap Growth and SMid Core Opportunity, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  For Small Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. The advisory fees incurred during the six months ended April 30, 2018, are disclosed in the Statements of Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

	Class	Prior	Current
Large Cap Growth	Retail	N/A	1.20%
Large Cap Growth	Institutional	N/A	0.95%
Mid Cap Growth	Retail	N/A	1.10%
Mid Cap Growth	Institutional	N/A	0.85%
Small Cap Growth	Retail	1.55%(1)	1.25%
Small Cap Growth	Institutional	1.30%(1)	1.00%
SMid Core Opportunity	Retail	N/A	1.25%
SMid Core Opportunity	Institutional	N/A	1.00%

(1)
Prior to February 28, 2018, the Retail Class and Institutional Class shares of the Congress Small Cap Growth Fund had the contractual expense limitations shown here.  As of February 28, 2018, the current rates went into effect.

The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees waived during the six months ended April 30, 2018, are disclosed in the Statements of Operations.

At April 30, 2018, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of Large Cap Growth, Mid Cap Growth, Small Cap Growth, and SMid Core Opportunity that may be reimbursed were $267,788, $653,173, $42,959, and $494,672, respectively. The Advisor may recapture a portion of the above amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board of Trustees’ review.

Large Cap Growth:		Mid Cap Growth:

Expiration	Amount	Expiration	Amount
December 31, 2018	$72,721	December 31, 2018	$188,571
December 31, 2019	147,422	December 31, 2019	366,720
October 31, 2020	47,645	October 31, 2020	97,882

Small Cap Growth:		SMid Core Opportunity:

Expiration	Amount	Expiration	Amount
April 30, 2021	$42,959	December 31, 2018	$102,208
		December 31, 2019	203,891
		October 31, 2020	126,469
		April 30, 2021	62,104

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended April 30, 2018, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2018, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board of Trustees. For the six months ended April 30, 2018, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the six months ended April 30, 2018, were as follows:

Fund	Purchases	Sales
Large Cap Growth	$30,894,697	$41,338,330
Mid Cap Growth	221,167,528	180,267,940
Small Cap Growth	14,154,087	19,056,705
SMid Core Opportunity	6,550,129	9,959,830

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2018.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2018, and the periods ended October 31, 2017 and December 31, 2016, as applicable, were as follows:

Large Cap Growth:
	2018	2017	2016
Distributions paid from:
Ordinary income	$669,343	$1,485,307	$1,520,204
Long-term capital gain	—	2,527,073	6,301,503
	$669,343	$4,012,380	$7,821,707
Mid Cap Growth:
	2018	2017	2016
Distributions paid from:
Ordinary income	$364,309	$—	$960,661
Long-term capital gain	—	3,014	5,518,333
	$364,309	$3,014	$6,478,994
Small Cap Growth:
	2018	2017	2016
Distributions paid from:
Ordinary income	$—	$—	$—
Long-term capital gain	—	8,159,675	55,814,758
Return of capital	—	390,655	—
	$—	$8,550,330	$55,814,758

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2018 (Unaudited) (Continued)

SMid Core Opportunity:
	2018	2017	2016
Distributions paid from:
Ordinary income	$360,761	$44,154	$54,166
Long-term capital gain	—	27,580	—
	$360,761	$71,734	$54,166

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

The components of accumulated earnings (losses) on a tax basis at October 31, 2017, were as follows(1):

	Large Cap	Mid Cap	Small Cap	SMid Core
	Growth	Growth	Growth	Opportunity
Cost of Investments	$169,881,765	$751,484,526	$53,651,989	$20,941,946
Gross tax unrealized appreciation	117,336,852	195,378,688	25,039,511	7,676,645
Gross tax unrealized depreciation	(391,416)	(12,760,710)	(755,156)	(533,393)
Net unrealized appreciation	116,945,436	182,617,978	24,284,355	7,143,252
Undistributed ordinary income	232,649	—	—	343,585
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	232,649	—	—	343,585
Other accumulated losses	—	(7,443,415)	(717,649)	—
Total accumulated gains	$117,178,085	$175,174,563	$23,566,706	$7,486,837

(1)	The difference between book and tax basis was primarily due to late year losses and capital loss carryovers.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions. Credit facility activity for the six months ended April 30, 2018, was as follows:

	Large Cap	Mid Cap	Small Cap	SMid Core
	Growth	Growth	Growth	Opportunity
Maximum Available Credit	$15,000,000	$30,000,000	$10,000,000	$3,000,000
Largest Amount Outstanding on an Individual Day	—	—	—	524,000
Average Daily Loan Outstanding	—	—	—	5,790
Loan Outstanding as of April 30, 2018	—	—	—	—
Average Interest Rate	—	—	—	4.25%

Interest expense for the period ended April 30, 2018, is disclosed in the Statements of Operations.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2018 (Unaudited)

As a shareholder of Large Cap Growth, Mid Cap Growth, Small Cap Growth, and SMid Core Opportunity (the “Funds”), you incur ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/17 – 4/30/18).

Actual Expenses

The actual lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Large Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/17	4/30/18	11/1/17 – 4/30/18
Retail Class shares Actual	$1,000.00	$1,070.80	$5.13(1)
Retail Class shares Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01(1)

Institutional Class shares Actual	1,000.00	1,072.10	3.85(2)
Institutional Class shares Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76(2)

(1)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.00% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(2)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.75% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/17	4/30/18	11/1/17 – 4/30/18
Retail Class Actual	$1,000.00	$1,004.30	$5.27(3)
Retail Class Hypothetical (5% return before expenses)	1,000.00	1,019.54	5.31(3)

Institutional Class Actual	1,000.00	1,005.20	4.03(4)
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,020.78	4.06(4)

(3)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.06% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(4)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 0.81% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2018 (Unaudited) (Continued)

Small Cap Growth

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/17	4/30/18	11/1/17 – 4/30/18
Retail Class Actual	$1,000.00	$1,042.50	$7.14(5)
Retail Class Hypothetical (5% return before expenses)	1,000.00	1,017.80	7.05(5)

Institutional Class Actual	1,000.00	1,044.00	5.88(6)
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,019.04	5.81(6)

(5)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.41% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(6)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.16% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SMid Core Opportunity

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/17	4/30/18	11/1/17 – 4/30/18
Retail Class Actual	$1,000.00	$1,050.10	$6.35(7)
Retail Class Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26(7)

Institutional Class Actual	1,000.00	1,051.20	5.09(8)
Institutional Class Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01(8)

(7)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

(8)
Expenses are equal to the annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund

Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

Congress SMid Core Opportunity Fund

Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1) Gross income from securities lending activities;

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date     July 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date     July 3, 2018

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     July 3, 2018

* Print the name and title of each signing officer under his or her signature.